Segment Information (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Segment Reporting

	For the Three Months Ended
	March 31,
	2025	2024
Professional service fee in connection with Business Combination	$(77,512)	$(405,502)
Franchise tax expense (reversal)	(50,000)	6,338
Other general and administrative expenses and tax expenses	(192,744)	(197,969)
Total operating expenses	$(320,256)	$(597,133)

Income on cash held in Trust Account	$32,099	$342,667

	For the Three Months Ended
	June 30,
	2025	2024
Professional service fee in connection with Business Combination	$(97,816)	$(153,003)
Franchise tax expense	16,400	(50,000)
Other general and administrative expenses and tax expenses	(236,011)	(266,608)
Total operating expenses	$(317,427)	$(469,611)

Income on cash held in Trust Account	$34,237	$344,645

	For the Six Months Ended
	June 30,
	2025	2024
Professional service fee in connection with Business Combination	$(175,328)	$(558,504)
Franchise tax expense	(33,600)	(43,662)
Other general and administrative expenses and tax expenses	(428,755)	(464,578)
Total operating expenses	$(637,683)	$(1,066,744)

Income on cash held in Trust Account	$66,336	$687,312

	For the Year Ended
	December 31,
	2024	2023
Professional service fee in connection with Business Combination	$(803,128)	$(96,800)
Franchise tax expense	(143,662)	(183,956)
Other general and administrative expenses and tax expenses	(766,582)	(895,068)
Total operating expenses	$(1,713,372)	$(1,175,824)

Income on cash and investments held in Trust Account	$1,285,520	$3,090,407